Cover	Mar. 10, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2020
Entity File Number	001-13251
Entity Registrant Name	SLM CORPORATION
Entity Central Index Key	0001032033
Entity Tax Identification Number	52-2013874
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Continental Drive
Entity Address, City or Town	Newark,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	(302)
Local Phone Number	451-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $.20 per share
Trading Symbol	SLM
Security Exchange Name	NASDAQ
Noncumulative Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Trading Symbol	SLMBP
Security Exchange Name	NASDAQ